FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Schedule of financial instruments

The Company’s financial instruments as at December 31, 2021 and 2020 consist of the following:

		At fair value through	As at December 31, 2021
		profit or loss	Amortized cost	Total
		$	$	$
FINANCIAL ASSETS
Cash		—	62,355	62,355
Grants receivable and other current assets	10	—	3,096	3,096
Total financial assets		—	65,451	65,451

FINANCIAL LIABILITIES
Account payables and accrued liabilities	9	—	15,193	15,193
Borrowings	12	—	2,129	2,129
Total financial liabilities		—	17,322	17,322

		At fair value through	As at December 31, 2020
		profit or loss	Amortized cost	Total
		$	$	$
FINANCIAL ASSETS
Cash		—	4,520	4,520
Grants receivable and other current assets	10	—	829	829
Total financial assets		—	5,349	5,349

FINANCIAL LIABILITIES
Account payables and accrued liabilities	9	—	6,988	6,988
Borrowings	12	—	1,793	1,793
Convertible bond	13	—	14,505	14,505
Total financial liabilities		—	23,286	23,286

Schedule of liquidity risk

	As at December 31, 2021
	Carrying	Contractual	0 to 12	12 to 24	more than
	amount	cash flow	months	months	24 months
Account payables and accrued liabilities	15,193	15,193	15,193	—	—
Lease liabilities	2,323	2,795	428	413	1,954
Borrowings	2,129	2,607	276	1,777	554

Schedule of balances in U.S. . dollars held by entities having the Canadian dollar as their functional currency

As at December 31, 2021 and 2020, the balances in U.S. dollars held by the Company were as follows:

	As at December 31, 2021	As at December 31, 2020
	$	$
Cash in US dollar	11,435	—
Canadian dollar equivalents	14,497	—

Accounts payables in US dollar	1,044	—
Canadian dollar equivalents	1,322	—